Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Capital gain, net	$ 8,736	$ 8,814	$ 35,471	[1]
Sundry	5,796	3,807	2,628
Total other operating income	$ 14,532	$ 12,621	$ 38,099

[1]	(*)Includes capital gains related to the sale of real-estate assets